Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Current, Federal									$ 699	$ 2,133	$ 3,704
Current, State									401	253	5
Current, Foreign									32,147	22,312	19,783
Total Current									33,247	24,698	23,492
Deferred, Federal									(3,064)	(6,963)	2,759
Deferred, State									1,615	(1,251)	1,302
Deferred, Foreign									2,394	7,030	(3,084)
Total Deferred									945	(1,184)	977
Total Income Tax Expense	$ 7,040	$ 1,122	$ 20,272	$ 5,758	$ 1,211	$ 6,837	$ 7,913	$ 7,553	$ 34,192	$ 23,514	$ 24,469